Securities (Tables)	12 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Available-for-Sale Securities and Held-to-Maturity Securities

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale and held-to-maturity for the dates indicated are as follows:

	March 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$3,425	$174	$—	$3,599

Total available for sale securities	$3,425	$174	$—	$3,599

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Government-sponsored enterprises	$5,000	$4	$—	$5,004

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	4,838	387	—	5,225
Federal National Mortgage Association	4,856	314	—	5,170

	9,694	701	—	10,395

Total available for sale securities	$14,694	$705	$—	$15,399

	March 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,938	$244	$152	$70,030
Corporate bonds	49,981	1,536	—	51,517

	119,919	1,780	152	121,547

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	79,158	2,599	1,407	80,350
Federal National Mortgage Association	198,798	3,560	5,203	197,155
Governmental National Mortgage
Association	20,821	1,313	122	22,012

	298,777	7,472	6,732	299,517

Total held to maturity securities	$418,696	$9,252	$6,884	$421,064

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$69,999	$607	$11	$70,595
Corporate bonds	49,917	1,951	1	51,867

	119,916	2,558	12	122,462

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	106,346	5,459	125	111,680
Federal National Mortgage Association	207,781	7,118	350	214,549
Governmental National Mortgage
Association	28,685	1,998	35	30,648

	342,812	14,575	510	356,877

Total held to maturity securities	$462,728	$17,133	$522	$479,339

Contractual Maturity Data for Securities

Contractual maturity data for investment securities is as follows:

	March 31,
	2014		2013
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Available for sale:
Debt securities:
Due after one but within five years	$—	$—	$5,000	$5,004

Mortgage-backed securities:
Due after five through ten years	—	—	2,565	2,756
Due after ten years	3,425	3,599	7,129	7,639

	3,425	3,599	9,694	10,395

Total available for sale securities	$3,425	$3,599	$14,694	$15,399

Held to maturity:
Debt securities:
Due less than one year	$4,968	$5,006	$5,000	$5,014
Due after one through five years	94,948	96,184	94,913	96,463
Due after five through ten years	20,003	20,357	20,003	20,985
Due after ten years	—	—	—	—

	119,919	121,547	119,916	122,462

Mortgage-backed securities:
Due less than one year	—	—	8	8
Due after one through five years	3,279	3,479	337	352
Due after five through ten years	81,854	78,452	78,187	78,699
Due after ten years	213,644	217,586	264,280	277,818

	298,777	299,517	342,812	356,877

Total held to maturity securities	$418,696	$421,064	$462,728	$479,339

Gross Unrealized Losses and Fair Value of Related Securities

The age of gross unrealized losses and the fair value of related securities at March 31, 2014 and 2013 were as follows:

	Less Than 12 Months		12 Months or More		Total
March 31, 2014	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$39,787	$152	$—	$—	$39,787	$152

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	33,882	1,405	169	2	34,051	1,407
Federal National Mortgage Association	105,693	4,546	10,473	657	116,166	5,203
Government National Mortgage Association	—	—	1,461	122	1,461	122

	139,575	5,951	12,103	781	151,678	6,732

Total held to maturity securities	$179,362	$6,103	$12,103	$781	$191,465	$6,884

	Less Than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Held to maturity:
Debt securities:
Government-sponsored enterprises	$9,988	$11	$—	$—	$9,988	$11
Corporate bonds	—	—	4,999	1	4,999	1

	9,988	11	4,999	1	14,987	12

Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	10,368	124	30	1	10,398	125
Federal National Mortgage Association	42,609	347	187	3	42,796	350
Government National Mortgage Association	1,585	35	—	—	1,585	35

	54,562	506	217	4	54,779	510

Total held to maturity securities	$64,550	$517	$5,216	$5	$69,766	$522